Note 2 - Cash, Cash Equivalents and Short Term Investments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
2—CASH
EQUIVALENTS AND SHORT TERM INVESTMENTS

Cash and cash equivalents and short-term investments are comprised of the following:

	December 31,
	2016	2015
Total cash and cash equivalents	21,989	13,578
Short term investments	-	1,000
Total cash and cash equivalents, and short term investments	21,989	14,578

Short-term investments are comprised of money market funds. The aggregate fair value of the short-term investments is consistent with their book value. In
2015,
short-term investments comprise
€1.0
million pledged in favour of the bank as collateral to a
€1.0
million short-term loan. See Note
13.